Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details)	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Public Warrants Liability	$ 10,292,500
Private Placement Warrants Liability	427,630
Fair value of liabilities	10,720,130
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Public Warrants Liability	10,292,500
Fair value of liabilities	10,292,500
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrants Liability	427,630
Fair value of liabilities	$ 427,630